Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	JNL SERIES TRUST
Prospectus Date	rr_ProspectusDate	Apr. 28, 2014
JNL/WMC BALANCED FUND
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	JNL/WMC Balanced Fund Class A and B
Objective [Heading]	rr_ObjectiveHeading	Investment Objective.
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the Fund is reasonable income and long-term capital growth.
Expense [Heading]	rr_ExpenseHeading	Expenses.
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

		The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable and the total expenses would be higher if they were included.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover (% of average value of portfolio).
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.

Period	Class A
1/1/2013 – 12/31/2013	205%

Period	Class B
1/1/2013 – 12/31/2013	205%

Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Acquired Fund Fees and Expenses are the indirect expenses of investing in other investment companies. Accordingly, the expense ratio presented in the Financial Highlights section of the prospectus will not correlate to the Total Annual Operating Expense disclosed above.
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period. The example also assumes that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies.
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund seeks to achieve its objective by investing primarily in a diversified portfolio of common stock and investment grade fixed income securities. The Fund may invest in any type or class of security. The anticipated mix of the Fund’s holdings is typically 60-70% of its assets in equities and 30-40% in fixed income securities, including cash and cash equivalents.

		The Fund may invest up to 15% of its assets in foreign equity and fixed income securities.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund.
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.
  Credit risk – The Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations.
  Equity securities risk – Common and preferred stocks represent equity ownership in a company. Stock markets are volatile. The price of equity or equity-related securities will fluctuate and can decline and reduce the value of a portfolio investing in equity or equity-related securities. The value of equity or equity-related securities purchased by the Fund could decline if the financial condition of the companies the Fund invests in decline or if overall market and economic conditions deteriorate. They may also decline due to factors that affect a particular industry or industries, such as labor shortages or an increase in production costs and competitive conditions within an industry. In addition, they may decline due to general market conditions that are not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or generally adverse investor sentiment.
  Fixed income risk – The prices of fixed income securities response to economic developments, particularly interest rate changes, as well as to perceptions about the credit risk of individual issuers. Increases in interest rates can cause the prices of the Fund’s fixed income securities to decline, and the level of current income from a portfolio of fixed income securities may decline in certain interest rate environments.
  Foreign regulatory risk – The Adviser is an indirect wholly-owned subsidiary of Prudential plc, a publicly traded company incorporated in the United Kingdom and is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America. Through its ownership structure, the Adviser has a number of global financial industry affiliated entities. As a result of this structure, and the asset management and financial industry business activities of the Adviser and its affiliates, the Adviser and the Fund may be prohibited or limited in effecting transactions in certain securities. The Adviser and the Fund may encounter trading limitations or restrictions because of aggregation issues or other foreign regulatory requirements. Foreign regulators or foreign laws may impose position limits on securities held by the Fund, and the Fund may be limited as to which securities it may purchase or sell, as well as, the timing of such purchases or sales. These foreign regulatory limits may increase the Fund ’ s expenses and may limit the Fund’s performance.
  Foreign securities risk – Investments in foreign securities involve risks not typically associated with U.S. investments. These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments and possible imposition of foreign withholding taxes on income payable on the securities. In addition, there may be less publicly available information and more volatile or less liquid markets and foreign issuers may not be subject to the same accounting, auditing and financial recordkeeping standards and requirements as domestic issuers.
  Illiquid securities risk – If the Fund buys illiquid securities it may be unable to quickly sell them or may be able to sell them only at a price below current value.
  Interest rate risk – When interest rates increase, fixed income securities generally will decline in value. Long-term fixed income securities normally have more price volatility than short-term fixed income securities. The value of equity investments, such as utilities and real estate securities, may be sensitive to interest rate changes.
  Investment strategy risk – The Adviser or Sub-Adviser uses the principal investment strategies and other investment strategies to seek to achieve the Fund’s investment objective. Investment decisions made by the Adviser or Sub-Adviser in using these investment strategies may not produce the returns expected by the Adviser or Sub-Adviser, may cause the Fund’s shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.
  Managed portfolio risk– As an actively managed portfolio, the value of the Fund’s investments could decline because the financial condition of an issuer may change (due to such factors as management performance, reduced demand or overall market changes), financial markets may fluctuate or overall prices may decline, or the manager’s investment techniques could fail to achieve the Fund’s investment objective or negatively affect the Fund’s investment performance.
  Market risk – All forms of securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment. Adverse market conditions may be prolonged and may not have the same impact on all types of securities. The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.
  Mortgage-related and other asset-backed securities risk – Rising interest rates tend to extend the duration of mortgage-related and other asset-backed securities, making them more sensitive to changes in interest rates and exhibit additional volatility. When interest rates decline, borrowers may pay off their mortgages or other loans sooner than expected, which can reduce the returns.
  U.S. Government securities risk – Obligations issued by agencies and instrumentalities of the U.S. Government vary in the level of support they receive from the U.S. Government. They may be: (i) supported by the full faith and credit of the U.S. Treasury; (ii) supported by the right of the issuer to borrow from the U.S. Treasury; (iii) supported by the discretionary authority of the U.S. Government to purchase the issuer’s obligations; or (iv) supported only by the credit of the issuer. The maximum potential liability of the issuers of some U.S. Government securities may greatly exceed their current resources, or their legal right to support from the U.S. Treasury.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance.
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The performance information shown provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compared with those of a broad measure of market performance. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

		The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products. If these amounts were reflected, returns would be less than those shown.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The performance information shown provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compared with those of a broad measure of market performance.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns as of December 31
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products. If these amounts were reflected, returns would be less than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter (ended 6/30/2009): 11.51%; Worst Quarter (ended 12/31/2008): -11.46%
Bar Chart Two Closing [Text Block]	jnlst_BarChartTwoClosingTextBlock	Best Quarter (ended 6/30/2009): 11.56%; Worst Quarter (ended 12/31/2008): -11.44%
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns as of December 31, 2013
JNL/WMC BALANCED FUND | Class A
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_ShareholderFeeOther
Management Fee	rr_ManagementFeesOverAssets	0.43%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.20%
Other Expenses	rr_OtherExpensesOverAssets	0.11%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.75%
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	205.00%
1 year	rr_ExpenseExampleYear01	77
3 years	rr_ExpenseExampleYear03	240
5 years	rr_ExpenseExampleYear05	417
10 years	rr_ExpenseExampleYear10	930
2004	rr_AnnualReturn2004	10.88%
2005	rr_AnnualReturn2005	5.30%
2006	rr_AnnualReturn2006	13.65%
2007	rr_AnnualReturn2007	7.49%
2008	rr_AnnualReturn2008	(20.79%)
2009	rr_AnnualReturn2009	19.78%
2010	rr_AnnualReturn2010	10.83%
2011	rr_AnnualReturn2011	3.27%
2012	rr_AnnualReturn2012	10.10%
2013	rr_AnnualReturn2013	19.33%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	11.51%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(11.46%)
1 year	rr_AverageAnnualReturnYear01	19.33%
5 year	rr_AverageAnnualReturnYear05	12.49%
10 year	rr_AverageAnnualReturnYear10	7.36%
JNL/WMC BALANCED FUND | Class B
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_ShareholderFeeOther
Management Fee	rr_ManagementFeesOverAssets	0.43%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.11%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.55%
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	205.00%
1 year	rr_ExpenseExampleYear01	56
3 years	rr_ExpenseExampleYear03	176
5 years	rr_ExpenseExampleYear05	307
10 years	rr_ExpenseExampleYear10	$ 689
2005	rr_AnnualReturn2005	5.52%
2006	rr_AnnualReturn2006	13.89%
2007	rr_AnnualReturn2007	7.73%
2008	rr_AnnualReturn2008	(20.62%)
2009	rr_AnnualReturn2009	20.08%
2010	rr_AnnualReturn2010	10.99%
2011	rr_AnnualReturn2011	3.50%
2012	rr_AnnualReturn2012	10.26%
2013	rr_AnnualReturn2013	19.62%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	11.56%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(11.44%)
1 year	rr_AverageAnnualReturnYear01	19.62%
5 year	rr_AverageAnnualReturnYear05	12.72%
Life of Class	rr_AverageAnnualReturnSinceInception	7.27%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 05, 2004
JNL/WMC BALANCED FUND | S&P 500 Index | Class A
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	32.39%
5 year	rr_AverageAnnualReturnYear05	17.94%
10 year	rr_AverageAnnualReturnYear10	7.41%
JNL/WMC BALANCED FUND | S&P 500 Index | Class B
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	32.39%
5 year	rr_AverageAnnualReturnYear05	17.94%
Life of Class	rr_AverageAnnualReturnSinceInception	7.08%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 05, 2004
JNL/WMC BALANCED FUND | 65% S&P 500 Index, 35% Barclays U.S. Aggregate Bond Index | Class A
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	19.33%
5 year	rr_AverageAnnualReturnYear05	13.37%
10 year	rr_AverageAnnualReturnYear10	6.67%
JNL/WMC BALANCED FUND | 65% S&P 500 Index, 35% Barclays U.S. Aggregate Bond Index | Class B
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	19.33%
5 year	rr_AverageAnnualReturnYear05	13.37%
Life of Class	rr_AverageAnnualReturnSinceInception	6.39%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 05, 2004
JNL/WMC BALANCED FUND | Barclays U.S. Aggregate Bond Index | Class A
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	(2.02%)
5 year	rr_AverageAnnualReturnYear05	4.44%
10 year	rr_AverageAnnualReturnYear10	4.55%
JNL/WMC BALANCED FUND | Barclays U.S. Aggregate Bond Index | Class B
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	(2.02%)
5 year	rr_AverageAnnualReturnYear05	4.44%
Life of Class	rr_AverageAnnualReturnSinceInception	4.36%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 05, 2004

[1]	"Other Expenses" include an Administrative Fee of 0.10% which is payable to Jackson National Asset Management, LLC ("JNAM" or "Adviser").
[2]	Acquired Fund Fees and Expenses are the indirect expenses of investing in other investment companies. Accordingly, the expense ratio presented in the Financial Highlights section of the prospectus will not correlate to the Total Annual Operating Expense disclosed above.